SHAREHOLDERS' EQUITY - Net Income/(Loss) (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic and Diluted Net Income/(Loss) Per Share
Net income/(loss)	CAD 236,998	CAD 397,416	CAD (1,523,403)
Weighted average shares outstanding - Basic (in shares)	241,929	226,530	206,205
Dilutive impact of share-based compensation (in shares)	5,945	4,763
Weighted average shares outstanding - Diluted (in shares)	247,874	231,293	206,205
Net Income/(Loss) per Share
Basic (in dollars per share)	CAD 0.98	CAD 1.75	CAD (7.39)
Diluted (in dollars per share)	CAD 0.96	CAD 1.72	CAD (7.39)